Capital Expenditure By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Capital Expenditures
Capital expenditures	$ 27,201		$ 21,784	$ 29,972	$ 32,238		$ 31,647	$ 40,207	$ 38,099	$ 25,764	$ 15,918	$ 40,028		$ 63,885		$ 115,641		$ 119,988		$ 155,994
Palmarejo [Member]
Capital Expenditures
Capital expenditures	9,166	[1]			11,174	[1]						14,480	[1]	18,344	[1]	38,456	[1]	36,976	[1]	54,226	[1]
San Bartolome [Member]
Capital Expenditures
Capital expenditures	3,159	[1]			7,800	[1]						3,616	[1]	18,007	[1]	25,672	[1]	17,731	[1]	6,159	[1]
Kensington [Member]
Capital Expenditures
Capital expenditures	7,406	[1]			9,324	[1]						10,736	[1]	20,202	[1]	36,994	[1]	34,013	[1]	92,730	[1]
Rochester [Member]
Capital Expenditures
Capital expenditures	6,596	[1]			2,946	[1]						9,894	[1]	5,585	[1]	11,794	[1]	27,217	[1]	2,349	[1]
Martha [Member]
Capital Expenditures
Capital expenditures	10	[1]			529	[1]						10	[1]	1,188	[1]	1,193	[1]	3,426	[1]	100	[1]
Other Mining Properties [Member]
Capital Expenditures
Capital expenditures	$ 129	[1]			$ 465	[1]						$ 557	[1]	$ 559	[1]	$ 1,532	[1]	$ 625	[1]	$ 430	[1]

[1]	Balance represents cash flow amounts